Stock Plans And Stock Based Compensation - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended				1 Months Ended							12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Restricted Stock	Dec. 31, 2012 Restricted Stock	Sep. 30, 2013 Scientific Advisory Board (SAB) and certain consultants	Dec. 31, 2012 Scientific Advisory Board (SAB) and certain consultants	Dec. 31, 2011 Scientific Advisory Board (SAB) and certain consultants	Jun. 30, 2008 Equity Incentive Plan Two Thousand Three	Mar. 31, 2008 Equity Incentive Plan Two Thousand Three	Aug. 31, 2003 Equity Incentive Plan Two Thousand Three	Dec. 31, 2012 Equity Incentive Plan Two Thousand Three	Dec. 31, 2011 Equity Incentive Plan Two Thousand Three	Sep. 30, 2013 Equity Incentive Plan Two Thousand Three	Jan. 31, 2004 Equity Incentive Plan Two Thousand Three	Jan. 31, 2004 Equity Incentive Plan Two Thousand Three Exercisable for ten years, or 18 months after an initial public offering, if earlier. Minimum	Jan. 31, 2004 Equity Incentive Plan Two Thousand Three Exercisable for ten years, or 18 months after an initial public offering, if earlier. Maximum	Aug. 31, 2003 Equity Incentive Plan Two Thousand Three Directors And Employees	Aug. 31, 2003 Equity Incentive Plan Two Thousand Three Nonqualified options to employees, directors, and consultants	Aug. 31, 2003 Equity Incentive Plan Two Thousand Three Restricted Stock	Aug. 31, 2003 Equity Incentive Plan Two Thousand Three Restricted Stock Minimum	Aug. 31, 2003 Equity Incentive Plan Two Thousand Three Restricted Stock Maximum	Dec. 31, 2007 Equity Incentive Plan Two Thousand Three 10% stockholders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, expiration period							10 years					10 years
Share based compensation arrangement by share based payment award, percentage of common stock outstanding																			100.00%	85.00%	85.00%
Share based compensation arrangement by share based payment award, award vesting period							60 months				3 years											4 years	5 years	5 years
Share based compensation arrangement by share based payment award, exercise price percentage																								110.00%
Share based compensation, stock option exercise price per share	$ 4.77		$ 15.90							$ 39.75	$ 127.20
Share based compensation, option canceled	3,404		11,139							46,130
Share based compensation, restricted stock unit canceled										7,552
Share based compensation, option issued	89,609		103,760	121,983						46,130
Share based compensation, stock option, unamortized expense	$ 100,000		$ 200,000							$ 5,200,000
Share based compensation, stock option, incremental unamortized expense resulting from exchange offer										500,000
Allocated share-based compensation expense	49,000	62,000	80,000	757,000			200	1,000	6,000				0	800,000
Shares available for grant													36,707	18,494	50,780
Share based compensation, granted					0	0
Share based compensation, outstanding					0	9
Share based compensation, Weighted-average grant date fair value					$ 238.50	$ 238.50
Share based compensation, weighted-average remaining contractual term					0 years	7 months 21 days
Expected Dividend Yield	0.00%	0.00%	0.00%	0.00%
Total intrinsic value of options exercised	0		0	3,000
Fair value of options vested	$ 0		$ 100,000	$ 100,000
Share based compensation, stock option, unamortized expense vesting period	2 years 2 months 12 days		2 years
Share based compensation, shares authorized for issuance																1,230
Exercisable Price	$ 37.92		$ 38.96	$ 39.75												$ 30.21
Exercisable period																	1 year 6 months	10 years
Options to purchase common stock								3,145
Options to purchase common stock, unvested								3,432